Reinsurance Assets (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Reinsurance Assets

	As at 31 December 2020 RMB million	As at 31 December 2019 RMB million
Long-term insurance contracts ceded (Note 15)	4,228	3,839
Due from reinsurance companies	1,135	808
Ceded unearned premiums (Note 15)	523	369
Claims recoverable from reinsurers (Note 15)	209	145

Total	6,095	5,161

Current	1,867	1,318
Non-current	4,228	3,843

Total	6,095	5,161